UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06240

        Nuveen Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Quality Municipal Fund, Inc. (NQS)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 3.9% (2.5% of Total Investments)
$ 4,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	$4,132,680
	2/01/36 (Pre-refunded 2/01/09) – FGIC Insured
10,000	Lauderdale County and Florence Health Authority, Alabama, Revenue Bonds, Coffee Health Group,	7/10 at 102.00	AAA	10,697,500
	Series 2000A, 6.000%, 7/01/29 – MBIA Insured
5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	5,450,330
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

19,155	Total Alabama			20,280,510

	Alaska – 0.4% (0.2% of Total Investments)
2,000	Kenai Peninsula Borough, Alaska, Revenue Bonds, Central Kenai Peninsula Hospital Service Area,	8/13 at 100.00	Aaa	2,078,280
	Series 2003, 5.000%, 8/01/23 – FGIC Insured

	Arizona – 0.8% (0.5% of Total Investments)
3,750	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	12/13 at 100.00	AAA	3,918,488
	Revenue Bonds, Series 2003, 5.000%, 12/01/18 – MBIA Insured

	Arkansas – 1.0% (0.7% of Total Investments)
4,500	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Refunding Bonds, Series 1993,	No Opt. Call	A3	5,152,635
	7.375%, 8/01/15

	California – 4.6% (3.0% of Total Investments)
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	AAA	1,166,671
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	AAA	1,292,665
550	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	580,410
	Electric Company, Series 1996A, 5.350%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AAA	332,890
	Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,200	0.000%, 2/01/30 – FGIC Insured	2/15 at 45.69	AAA	1,010,336
6,800	0.000%, 2/01/35 – FGIC Insured	2/15 at 34.85	AAA	1,628,124
	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,
	Series 2003B:
8,100	0.000%, 8/01/24 – FGIC Insured	8/13 at 58.68	AAA	3,565,215
11,430	0.000%, 8/01/27 – FGIC Insured	8/13 at 49.98	AAA	4,263,047
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	Aaa	342,687
	Series 2001B, 0.000%, 8/01/31 – MBIA Insured
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AAA	1,623,540
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside	No Opt. Call	AAA	2,142,150
	County Hospital Project, Series 1997, 0.000%, 6/01/25 – MBIA Insured
12,615	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	3,393,561
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
5,000	Santa Monica Community College District, Los Angeles County, California, General Obligation	No Opt. Call	AAA	1,982,550
	Bonds, Series 2005C, 0.000%, 8/01/26 – MBIA Insured

68,930	Total California			23,323,846

	Colorado – 10.6% (7.0% of Total Investments)
11,000	Colorado Department of Transportation, Revenue Anticipation Bonds, Series 2000, 6.000%,	6/10 at 100.50	AAA	11,706,640
	6/15/15 (Pre-refunded 6/15/10) – AMBAC Insured
9,250	Colorado Health Facilities Authority, Remarketed Revenue Bonds, Kaiser Permanente System,	10/07 at 101.50	AAA	9,399,295
	Series 1994A, 5.350%, 11/01/16 (ETM)
16,995	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AAA	17,664,263
	5.625%, 11/15/23 – AMBAC Insured (Alternative Minimum Tax)
1,500	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	AAA	1,485,120
	Hotel, Series 2006, 4.625%, 12/01/30 – XLCA Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – MBIA Insured	No Opt. Call	AAA	673,719
8,515	0.000%, 9/01/25 – MBIA Insured	No Opt. Call	AAA	3,643,398
7,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AAA	2,602,950
	9/01/29 – MBIA Insured
13,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/34 –	9/20 at 45.40	AAA	3,097,250
	MBIA Insured
12,355	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B,	6/11 at 40.52	AAA	4,201,194
	0.000%, 6/15/26 – FSA Insured

81,535	Total Colorado			54,473,829

	District of Columbia – 3.2% (2.1% of Total Investments)
2,865	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	3,022,374
	Series 2001, 6.250%, 5/15/24
	District of Columbia, General Obligation Bonds, Series 1998B:
5,000	6.000%, 6/01/19 – MBIA Insured	No Opt. Call	AAA	5,794,150
7,265	5.250%, 6/01/26 – FSA Insured	6/08 at 101.00	AAA	7,401,873

15,130	Total District of Columbia			16,218,397

	Florida – 2.3% (1.5% of Total Investments)
	Lee County, Florida, Airport Revenue Bonds, Series 2000A:
3,075	5.875%, 10/01/18 – FSA Insured (Alternative Minimum Tax)	10/10 at 101.00	AAA	3,251,597
4,860	5.875%, 10/01/19 – FSA Insured (Alternative Minimum Tax)	10/10 at 101.00	AAA	5,139,110
3,335	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	3,310,188
	South Florida, Series 2007, ROLS 11151, 7.248%, 8/15/42 (IF)

11,270	Total Florida			11,700,895

	Georgia – 0.8% (0.5% of Total Investments)
3,750	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 – FGIC Insured	1/10 at 101.00	AAA	3,892,650
	(Alternative Minimum Tax)

	Illinois – 17.1% (11.2% of Total Investments)
7,555	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	7,732,014
	Revenues, Series 1997A, 5.250%, 12/01/27 – AMBAC Insured
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1997:
4,000	5.750%, 12/01/20 (Pre-refunded 12/01/07) – AMBAC Insured	12/07 at 102.00	AAA	4,105,200
9,230	5.750%, 12/01/27 (Pre-refunded 12/01/07) – AMBAC Insured	12/07 at 102.00	AAA	9,472,749
1,070	5.750%, 12/01/27 (Pre-refunded 12/01/07) – AMBAC Insured	12/07 at 102.00	AAA	1,098,141
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
3,665	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	AAA	1,569,426
2,925	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	AAA	926,669
5,865	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A,	7/10 at 101.00	AAA	6,353,144
	6.500%, 1/01/35 (Pre-refunded 7/01/10) – FGIC Insured
15,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	AAA	15,458,700
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
3,770	5.100%, 1/01/26 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	3,836,126
5,460	5.250%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	5,593,606
10,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	10,373,200
	5.750%, 5/15/22
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001,	2/11 at 102.00	Aaa	2,119,920
	5.950%, 2/20/36
8,945	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 74.44	Aaa	4,690,758
	Obligation Bonds, Series 2005B, 0.000%, 1/01/21 – FSA Insured
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation	No Opt. Call	Aaa	4,396,140
	Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,700	0.000%, 12/15/23 – MBIA Insured	No Opt. Call	AAA	3,156,638
2,920	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	2,996,738
1,100	0.000%, 12/15/35 – MBIA Insured	No Opt. Call	AAA	284,790
7,500	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AAA	3,212,550
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – MBIA Insured

106,705	Total Illinois			87,376,509

	Indiana – 1.7% (1.1% of Total Investments)
765	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000D-3,	1/10 at 100.00	Aaa	775,664
	5.950%, 7/01/26 (Alternative Minimum Tax)
7,660	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/11 at 100.00	AAA	8,109,565
	2000, 5.625%, 8/15/33 (Pre-refunded 2/15/11) – AMBAC Insured

8,425	Total Indiana			8,885,229

	Kansas – 1.5% (1.0% of Total Investments)
3,500	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light	10/07 at 100.00	A3	3,504,130
	Company Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23	3/14 at 100.00	AAA	3,948,308

7,290	Total Kansas			7,452,438

	Maryland – 1.5% (1.0% of Total Investments)
7,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/09 at 101.00	AA (4)	7,886,700
	University, Series 1999, 6.000%, 7/01/39 (Pre-refunded 7/01/09)

	Massachusetts – 0.1% (0.1% of Total Investments)
950	Massachusetts Educational Finance Authority, Student Loan Revenue Refunding Bonds, Series	12/09 at 101.00	AAA	968,563
	2000G, 5.700%, 12/01/11 – MBIA Insured (Alternative Minimum Tax)

	Michigan – 8.0% (5.2% of Total Investments)
10,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.750%, 7/01/26	1/10 at 101.00	AAA	10,545,500
	(Pre-refunded 1/01/10) – FGIC Insured
6,475	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit	11/09 at 101.00	AAA	6,808,981
	Group, Series 1999A, 5.750%, 11/15/16 (Pre-refunded 11/15/09) – MBIA Insured
3,275	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	8/07 at 100.00	BB–	3,276,900
	Obligated Group, Series 1993A, 6.500%, 8/15/18
6,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A3	6,217,380
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29
	(Alternative Minimum Tax)
7,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	AAA	7,849,725
	Series 2002C, 5.450%, 12/15/32 – XLCA Insured (Alternative Minimum Tax)
5,900	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	AAA	6,080,894
	Hospital, Series 2001M, 5.250%, 11/15/35 – MBIA Insured

39,150	Total Michigan			40,779,380

	Minnesota – 1.9% (1.3% of Total Investments)
7,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	7,323,260
	Series 2001A, 5.250%, 1/01/32 (Pre-refunded 1/01/11) – FGIC Insured
2,545	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 6.100%,	7/09 at 100.00	AA+	2,626,618
	7/01/30 (Alternative Minimum Tax)

9,545	Total Minnesota			9,949,878

	Mississippi – 0.4% (0.3% of Total Investments)
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	2,453,864
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri – 0.7% (0.4% of Total Investments)
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AAA	1,887,800
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
1,500	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,547,325
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – FSA Insured

6,500	Total Missouri			3,435,125

	Nevada – 8.4% (5.5% of Total Investments)
4,885	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2000, 5.500%, 7/01/18	7/10 at 100.00	AA+ (4)	5,114,107
	(Pre-refunded 7/01/10)
7,500	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 1999A, 6.000%, 7/01/29	7/10 at 101.00	AAA	8,021,625
	(Pre-refunded 7/01/10) – MBIA Insured
1,950	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	AAA	2,052,570
	Monorail Project, First Tier, Series 2000, 5.625%, 1/01/32 – AMBAC Insured
10,000	Reno Nevada, Health Facilities, Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	10,158,000
	5.250%, 7/01/31 (UB)
10,750	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34	7/11 at 100.00	AAA	11,313,945
	(Pre-refunded 7/01/11) – FSA Insured
6,000	Washoe County, Nevada, Reno-Sparks Convention and Visitors Authority, Limited Tax General	1/10 at 100.00	AAA	6,358,260
	Obligation Bonds, Series 1999A, 6.375%, 7/01/23 (Pre-refunded 1/01/10) – FSA Insured

41,085	Total Nevada			43,018,507

	New Jersey – 7.2% (4.7% of Total Investments)
2,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	2,654,208
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
14,865	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/10 at 100.00	AAA	15,288,355
	2000CC, 5.850%, 10/01/25 – MBIA Insured (Alternative Minimum Tax)
3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/07 at 101.50	AAA	3,054,690
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	5,754,400
	0.000%, 12/15/33 – FSA Insured
7,690	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	8,232,068
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	1,845,600
	Series 2007-1A, 5.000%, 6/01/41

49,955	Total New Jersey			36,829,321

	New Mexico – 4.6% (3.0% of Total Investments)
8,500	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	10/07 at 100.50	BBB	8,551,510
	New Mexico – San Juan Project, Series 1997B, 5.800%, 4/01/22
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
8,000	5.500%, 8/01/25 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	8,542,080
6,200	5.500%, 8/01/30 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	6,620,112

22,700	Total New Mexico			23,713,702

	New York – 13.8% (9.0% of Total Investments)
5,650	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/09 at 101.00	AAA	5,852,496
	Services Facilities, Series 1999D, 5.250%, 8/15/24 – FSA Insured
10,000	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court	5/10 at 101.00	A+ (4)	10,695,200
	Facilities, Series 1999, 6.000%, 5/15/39 (Pre-refunded 5/15/10)
7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	7,240,660
	Series 2002A, 5.125%, 1/01/29
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/09 at 101.00	AAA	5,106,950
	Bonds, Fiscal Series 1999B, 5.000%, 6/15/29 – FSA Insured
6,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/09 at 101.00	AAA	6,253,440
	Bonds, Fiscal Series 2000A, 5.500%, 6/15/32 (Pre-refunded 6/15/09) – FGIC Insured
2,255	New York City Transit Authority, New York, Metropolitan Transportation Authority, Triborough	1/10 at 101.00	AAA	2,382,836
	Bridge and Tunnel Authority, Certificates of Participation, Series 2000A, 5.750%, 1/01/20
	(Pre-refunded 1/01/10) – AMBAC Insured
9,750	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/10 at 101.00	AAA	10,426,455
	Series 2000B, 6.000%, 11/15/29 (Pre-refunded 5/15/10)
9,290	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa (4)	9,425,077
	(Pre-refunded 10/15/07)
5,400	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 79, 5.300%, 4/01/29	3/09 at 101.00	Aa1	5,528,304
	(Alternative Minimum Tax)
	New York State Urban Development Corporation, Subordinate Lien Corporate Purpose Refunding
	Bonds, Series 1996:
4,490	5.500%, 7/01/26 (Pre-refunded 7/01/08)	7/08 at 100.00	Aaa	4,566,689
3,055	5.500%, 7/01/26 (Pre-refunded 7/01/08)	7/08 at 100.00	AAA	3,107,179

67,890	Total New York			70,585,286

	North Carolina – 3.6% (2.4% of Total Investments)
18,555	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/08 at 100.00	AAA	18,578,190
	1993B, 5.500%, 1/01/17 – FGIC Insured

	North Dakota – 2.1% (1.3% of Total Investments)
10,490	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Aurora Project, Series 1997A, 5.625%,	12/07 at 100.00	AAA	10,562,171
	12/15/29 (Pre-refunded 12/15/07) – MBIA Insured

	Ohio – 2.2% (1.4% of Total Investments)
	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center,
	Series 1999:
5,000	6.750%, 4/01/18 (Pre-refunded 4/01/10)	4/10 at 101.00	A (4)	5,409,650
5,000	6.750%, 4/01/22 (Pre-refunded 4/01/10)	4/10 at 101.00	A (4)	5,409,650
275	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	283,407
	Revenue Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)

10,275	Total Ohio			11,102,707

	Oklahoma – 2.4% (1.6% of Total Investments)
2,235	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA–	2,264,167
	5.000%, 2/15/24
10,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/08 at 100.00	B	10,042,100
	Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

12,235	Total Oklahoma			12,306,267

	Pennsylvania – 0.0% (0.0% of Total Investments)
95	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999,	1/10 at 100.00	AAA	99,101
	5.750%, 1/01/15 – FSA Insured

	Puerto Rico – 0.5% (0.3% of Total Investments)
3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/17 at 100.00	AAA	2,563,830
	Bonds, Series 2002D, 0.000%, 7/01/31 – AMBAC Insured

	South Carolina – 9.6% (6.3% of Total Investments)
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2002:
5,500	6.000%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	AA– (4)	6,105,550
4,500	6.000%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	AA– (4)	4,995,450
3,750	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001,	10/11 at 100.00	A	3,844,950
	5.500%, 10/01/31
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	2,750,525
	Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)
2,825	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AAA	2,983,822
	Series 2004A, 5.250%, 2/15/22 – MBIA Insured
21,565	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AAA	7,398,089
	0.000%, 1/01/30 – AMBAC Insured
1,250	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series	6/10 at 100.00	Aaa	1,259,763
	2000A-2, 6.000%, 7/01/20 – FSA Insured (Alternative Minimum Tax)
	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement
	Asset-Backed Bonds, Series 2001B:
11,530	6.000%, 5/15/22	5/11 at 101.00	BBB	12,101,542
4,000	6.375%, 5/15/28	5/11 at 101.00	BBB	4,225,480
3,000	6.375%, 5/15/30	No Opt. Call	BBB	3,394,170

60,420	Total South Carolina			49,059,341

	South Dakota – 2.1% (1.4% of Total Investments)
5,550	Sioux Falls, South Dakota, Industrial Revenue Refunding Bonds, Great Plains Hotel Corporation,	10/14 at 100.00	AAA	6,602,669
	Series 1989, 8.500%, 11/01/16 (Pre-refunded 10/15/14) (Alternative Minimum Tax)
2,410	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20	6/08 at 102.00	A2	2,475,239
	(Alternative Minimum Tax)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,850,450
	Hospitals, Series 2004A, 5.500%, 11/01/31

9,710	Total South Dakota			10,928,358

	Tennessee – 6.7% (4.4% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Ba2	5,105,900
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
20,060	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/13 at 80.49	AAA	12,687,749
	Refunding Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/17 – FSA Insured
12,500	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	13,170,250
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
	(Pre-refunded 11/15/09) – AMBAC Insured
	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-1:
1,785	5.750%, 7/01/10 (Alternative Minimum Tax)	No Opt. Call	AA	1,808,419
1,745	6.000%, 7/01/13 – MBIA Insured (Alternative Minimum Tax)	7/10 at 101.00	AAA	1,768,226

41,090	Total Tennessee			34,540,544

	Texas – 16.0% (10.5% of Total Investments)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Baa2	5,729,588
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
7,925	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Baa2	8,050,849
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
4,500	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B,	12/08 at 102.00	BBB–	4,695,975
	7.750%, 12/01/18
4,080	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	4,180,123
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
5,500	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	5,753,275
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
2,000	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 54.64	Aaa	694,460
	0.000%, 8/15/28
1,550	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/11 at 101.00	BBB	1,646,178
	Corporation, Series 2001, 6.650%, 4/01/32 (Alternative Minimum Tax)
5,000	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	5,153,400
	2/15/26 – AMBAC Insured
4,590	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/10 at 100.00	AAA	4,746,611
	FSA Insured (Alternative Minimum Tax)
5,000	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	5,234,100
	Obligation Bonds, Series 2002A, 5.000%, 2/15/27 (Pre-refunded 2/15/12)
9,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	AAA	9,478,800
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
775	Panhandle Regional Housing Finance Corporation, Texas, GNMA Mortgage-Backed Securities Program	11/07 at 100.00	AAA	785,292
	Single Family Mortgage Revenue Bonds, Series 1991A, 7.500%, 5/01/24 (Alternative Minimum Tax)
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	Baa2	4,916,764
	2002A, 6.000%, 10/01/21
5,500	Spring Independent School District, Harris County, Texas, Unlimited Tax Schoolhouse Bonds,	8/11 at 100.00	AAA	5,607,525
	Series 2001, 5.000%, 8/15/26
2,920	Tarrant County Cultural and Education Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	2,868,199
	Tarrant County Health Resources, Series 2007B, Residuals 1830, 7.187%, 11/15/47 (IF)
4,520	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program,	8/09 at 100.00	Aa1	4,645,566
	Series 1999C, 5.500%, 8/01/35
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/36	8/15 at 33.75	AAA	2,062,231
9,110	0.000%, 8/15/41	8/15 at 25.73	AAA	1,570,928
7,110	0.000%, 8/15/45	8/15 at 20.76	AAA	986,015
2,375	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities Program	10/07 at 100.00	AAA	2,402,265
	Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative Minimum Tax)
2,000	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series	8/15 at 57.10	AAA	773,200
	2005, 0.000%, 8/15/26

102,375	Total Texas			81,981,344

	Utah – 3.9% (2.5% of Total Investments)
3,565	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AAA	3,686,923
	5.000%, 4/01/24 – FSA Insured
16,050	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 1997, 5.250%,	10/07 at 101.00	AAA	16,229,118
	8/15/26 – MBIA Insured (ETM)

19,615	Total Utah			19,916,041

	Vermont – 2.0% (1.3% of Total Investments)
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen
	Health Care Inc., Series 2000A:
3,720	6.125%, 12/01/15 – AMBAC Insured	12/10 at 101.00	AAA	4,013,210
4,265	6.250%, 12/01/16 – AMBAC Insured	12/10 at 101.00	AAA	4,594,770
1,395	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-13A, 5.950%,	11/09 at 100.00	AAA	1,405,979
	11/01/25 – FSA Insured (Alternative Minimum Tax)

9,380	Total Vermont			10,013,959

	Washington – 3.3% (2.2% of Total Investments)
8,810	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	9,275,080
	Series 2001A, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)
7,225	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B,	3/10 at 101.00	AAA	7,591,235
	6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)

16,035	Total Washington			16,866,315

	West Virginia – 1.0% (0.6% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,076,650
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 3.1% (2.0% of Total Investments)
7,965	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	8,315,380
	Bonds, Series 2002, 6.125%, 6/01/27
5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA–	5,288,500
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	2,044,035
	Services Inc., Series 2003A, 5.125%, 8/15/33

15,065	Total Wisconsin			15,647,915

$ 913,530	Total Investments (cost $743,073,078) – 153.0%			783,616,765

	Floating Rate Obligations – (1.3)%			(6,665,000)

	Other Assets Less Liabilities – 2.8%			14,266,143

	Preferred Shares, at Liquidation Value – (54.5)%			(279,000,000)

	Net Assets Applicable to Common Shares – 100%			$512,217,908

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $735,804,326.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$41,933,852
Depreciation	(786,334)

Net unrealized appreciation (depreciation) of investments	$41,147,518

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.